Consolidated Balance Sheet (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Amortized cost of trading securities, debt	$ 14,925,319	$ 14,181,310
Short-term investments, amortized cost	536,139	213,047
Equities, at cost	586,107	903,314
Restricted cash and cash equivalents	$ 137,782	$ 104,971
Common shares, par value	$ 0.00000001	$ 0.00000001
Common shares, shares issued	100,000,000	100,000,000
Common stock, shares outstanding	100,000,000	100,000,000
Preferred shares, par value per share	$ 1.00	$ 1.00
Preferred shares, shares issued	8,000,000	8,000,000
Preferred shares, shares outstanding	8,000,000	8,000,000
Aggregate liquidation value	$ 200,000	$ 200,000